Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 86	$ 466
2024	477	477
2025	488	488
2026	544	544
2027	509	509
Thereafter
Total lease payments	2,104	2,484
Less: imputed interest	(304)	(411)
Total lease liabilities	1,800	2,073
Less: current lease liabilities	(353)	(326)
Total non-current lease liabilities	$ 1,447	$ 1,747